PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement - Parent Company [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Profit before tax	£ 5,439	£ 4,102	£ 2,416
Fair value and exchange adjustments and other non-cash items	(166)	(715)	495
Change in other assets	(11,975)	(572)	18
Change in other liabilities and other items	3,151	7,538	8,431
Dividends received	(5,150)	(4,000)	(2,650)
Distributions on other equity instruments receivedº	(366)	(324)	(292)
Tax (paid) received	70	660	(197)
Net cash provided by (used in) operating activities	(8,997)	6,689	8,221
Cash flows from investing activities
Return of capital contribution	5	9	77
Dividends received	5,150	4,000	2,650
Distributions on other equity instruments received	366	324	292
Acquisition of and capital injections to subsidiaries	(1,648)	(12,753)	(320)
Return of capital		11,114
Amounts advanced to subsidiaries	(1,812)	(21,577)	(8,476)
Repayment of loans to subsidiaries	11,257	12,602	475
Interest received on loans to subsidiaries	395	370	244
Net cash (used in) provided by investing activities	13,713	(5,911)	(5,058)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,312)	(2,240)	(2,284)
Distributions on other equity instruments	(466)	(433)	(415)
Issue of subordinated liabilities		1,729
Interest paid on subordinated liabilities	(314)	(275)	(248)
Share buy-back	(1,095)	(1,005)
Issue of other equity instruments	891	1,129
Redemptions of other equity instruments	(1,481)
Repayment of subordinated liabilities	(3)
Proceeds from issue of ordinary shares	36	102	14
Net cash provided by financing activities	(4,744)	(993)	(2,933)
Change in cash and cash equivalents	(28)	(215)	230
Cash and cash equivalents at beginning of year	57	272	42
Cash and cash equivalents at end of year	£ 29	£ 57	£ 272